ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE

3.

ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2016 and 2015 was as follows:

	As of December 31,
	2016	2015

Accounts receivable	$108,659	$178,608
Allowance for doubtful accounts	—	(21,875)
	$108,659	$156,733

Bad debt expense on trade accounts receivable for the years ended December 31, 2016 and 2015 was $-0- and $21,875, respectively. During the year ended December 31, 2016, the company recognized a bad debt recovery amounting to $21,875.